April 27, 2004


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Strategy Series, Inc.
Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (Securities Act File No. 333-88849, Investment Company Act File No. 811-09617

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Strategy Series, Inc. (the "Series") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 6 to the Series' Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 6 to the Series' Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 23, 2004

Very truly yours,

Merrill Lynch Strategy Series, Inc.

/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Series